Related Party Transactions - Schedule of Related Parties (Details)	12 Months Ended
Jun. 30, 2025
Guohua Huang [Member]
Schedule of Related Parties [Line Items]
Relationship	the Controlled Shareholder of the Company
Xiamen Yipin Hengrun IP Partners [Member]
Schedule of Related Parties [Line Items]
Relationship	Controlled by a key management of the Company